SCHEDULE OF COMPANY AUDITORS FEES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Total auditor’s remuneration	[1]	$ 158,195	$ 454,692	$ 349,665
Mazars LLP [member]
Disclosure of defined benefit plans [line items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements			106,927	200,773
Audit-related assurance services		7,354	227,208	148,892
Total auditor’s remuneration		7,354	334,135	349,665
PKF Littlejohn LLP [member]
Disclosure of defined benefit plans [line items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements		125,701	120,557
Audit-related assurance services		25,140
Total auditor’s remuneration		$ 150,841	$ 120,557

[1]	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.